As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Sautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (unaudited)		September 30, 2006

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	CORPORATE BONDS - 131.5%
	Aerospace & Defense - 0.7%
$ 475,000	Alliant Techsystems, Inc., 6.750%, 04/01/2016	$469,062

	Automobiles - 1.9%
500,000	Ford Motor Co., 7.450%, 07/16/2031	388,750
1,000,000	General Motors Corp., 7.200%, 01/15/2011	926,250
		1,315,000
	Athletic Equipment - 1.3%
1,000,000	Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 (c)	985,000
	Beverages - 0.7%
500,000	Constellation Brands, Inc., 8.125%, 01/15/2012	519,375
	Building Services - 4.0%
1,000,000	Blount, Inc., 8.875%, 08/01/2012 (c)	1,002,500
585,000	Hexcel Corp., 6.750%, 02/01/2015 (c)	561,600
949,959	Rhodes Homes, 7.750%, 11/11/2010, Cost - $945,929; Acquired - 11/10/2005 (a)	944,022
500,000	William Lyon Homes, Inc., 7.625%, 12/15/2012 (c)	406,250
		2,914,372
	Building Product Air & Heating - 1.3%
1,000,000	Goodman Global Holdings, Inc., 7.875%, 12/15/2012 (c)	957,500
	Cable & Other Pay Television Services - 7.5%
1,640,000	Charter Communications Operating LLC, 8.375%, 04/30/2014, Cost - $1,664,600; Acquired - 11/05/2004 (a)(c)	1,674,850
725,000	CSC Holdings, Inc., 6.750%, 04/15/2012, Cost - $715,9380; Acquired - 03/23/2006 (a)	725,906
500,000	DirecTV Holdings LLC, 6.375%, 06/15/2015	472,500
1,200,000	EchoStar DBS Corp., 6.625%, 10/01/2014 (c)	1,144,500
500,000	Mediacom Broadband LLC/Corp., 8.500%, 10/15/2015, Cost - $496,250; Acquired - 09/29/2006 (a)	496,875
1,000,000	NTL Cable PLC, 9.125%, 08/15/2016 (e)	1,037,500
		5,552,131
	Chemicals & Allied Products - 5.3%
1,010,000	Del Laboratories, Inc., 8.000%, 02/01/2012 (c)	891,325
630,000	Hercules, Inc., 6.750%, 10/15/2029 (c)	602,438
147,000	Huntsman International LLC, 10.125%, 07/01/2009 (c)	149,940
825,000	Lyondell Chemical Co., 11.125%, 07/15/2012 (c)	903,375
585,000	Nalco Co., 8.875%, 11/15/2013 (c)	612,788
463,000	Rockwood Specialties Group, Inc., 10.625%, 05/15/2011 (c)	497,725
250,000	Westlake Chemical Corp., 6.625%, 01/15/2016	238,750
		3,896,341
	Commercial Services & Supplies - 4.2%
500,000	Acco Brands Corp., 7.625%, 08/15/2015 (c)	486,250
1,360,000	Adesa, Inc., 7.625%, 06/15/2012 (c)	1,346,400
750,000	Corrections Corporation of America, 6.250%, 03/15/2013	738,750
500,000	FTI Consulting, Inc., 7.750%, 10/01/2016, Cost - $500,000; Acquired - 09/27/2006 (a)	507,500
		3,078,900
	Communications - 8.0%
239,000	Alamosa Delaware, Inc., 11.000%, 07/31/2010 (c)	262,302
750,000	Cincinnati Bell, Inc., 8.375%, 01/15/2014 (c)	761,250
500,000	Citizens Communications Co., 6.250%, 01/15/2013	488,750
500,000	Intelsat Bermuda Ltd., 11.250%, 06/15/2016, Cost - $500,000; Acquired - 06/19/2006 (a)(e)	533,750
610,000	Intelsat Subsidiary Holding Co. Ltd., 9.614%, 01/15/2012 (b)(e)	621,437
520,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (c)(e)	557,700
440,000	Rogers Wireless, Inc., 9.625%, 05/01/2011(e)	499,400
1,110,000	Qwest Communications International, Inc., 7.250%, 02/15/2011 (c)	1,115,550
1,000,000	Windstream Corp., 8.125%, 08/01/2013, Cost - $1,000,000; Acquired - 06/28/2006 (a)(c)	1,066,250
		5,906,389
	Construction Materials - 1.3%
1,005,000	U.S. Concrete, Inc., 8.375%, 04/01/2014 (c)	971,081
	Containers & Packaging - 6.3%
500,000	Ball Corp., 6.625%, 03/15/2018 (c)	492,500
500,000	Berry Plastic Holdings Corp., 8.875%, 09/15/2014, Cost - $500,000; Acquired 09/15/2006 (a)	505,000
500,000	Graham Packaging Co., 8.500%, 10/15/2012 (c)	497,500
1,100,000	Graphic Packaging International Corp., 9.500%, 08/15/2013 (c)	1,130,250
500,000	Jefferson Smurfit Corp., 8.250%, 10/01/2012	481,250
1,475,000	Owens-Brockway, 8.250%, 05/15/2013 (c)	1,519,250
		4,625,750
	Distribution/Wholesale - 1.4%
1,000,000	VWR International, Inc., 8.000%, 04/15/2014	1,013,750
	Drawing & Insulating of Nonferrous Wire - 1.5%
1,080,000	Superior Essex Communications & Essex Group LLC, 9.000%, 04/15/2012 (c)	1,101,600
	Electric, Gas & Sanitary Services - 9.2%
900,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	920,250
500,000	Dynegy, Inc., 8.375%, 05/01/2016	511,250
250,000	Edison Mission Energy, 7.500%, 06/15/2013, Cost - $249,688; Acquired - 05/23/2006 (a)	253,750
667,840	Midwest Generation LLC, 8.560%, 01/02/2016 (c)	709,997
1,000,000	Mirant North America LLC, 7.375%, 12/31/2013	1,006,250
1,000,000	NRG Energy, Inc., 7.250%, 02/01/2014	995,000
1,120,000	Pacific Energy Partners LP, 7.125%, 06/15/2014 (c)	1,148,000
710,000	Targa Resources, Inc., 8.500%, 11/01/2013, Cost - $743,313; Acquired - 02/06/2006 & 02/10/2006 (a)	711,775
500,000	Transcontinental Gas Pipeline, 6.400%, 04/15/2016, Cost - $492,500; Acquired - 09/20/2006 (a)	496,875
		6,753,147
	Electronic, Other Electrical Equipment, except Computers - 1.9%
500,000	L-3 Communications Corp., 6.375%, 10/15/2015	488,750
500,000	Nexstar Financial Holdings LLC, 0.000%, 04/01/2013, Cost - $410,000; Acquired - 08/15/2006 (d)	420,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	492,500
		1,401,250
	Fabricated Metal Products, except Machinery & Transportation Equipment - 2.3%
1,205,000	Novelis, Inc., 8.250%, 02/15/2015, Cost - $1,207,475; Acquired - 01/28/2005 & 06/02/2005 (a)(c)(e)	1,150,775
605,000	Park-Ohio Industries, 8.375%, 11/15/2014 (c)	553,575
		1,704,350
	Food & Kindred Products - 1.6%
1,000,000	Del Monte Corp., 6.750%, 02/15/2015 (c)	970,000
250,000	Dole Food Co., Inc., 7.250%, 06/15/2010	233,125
		1,203,125
	Funeral Services & Related Items - 1.5%
1,000,000	Alderwoods Group, Inc., 7.750%, 09/15/2012	1,082,500
	Health Services - 4.6%
1,455,000	Davita, Inc., 7.250%, 03/15/2015 (c)	1,436,812
1,000,000	Omnicare, Inc., 6.875%, 12/15/2015	976,250
1,000,000	Res-Care, Inc., 7.750%, 10/15/2013 (c)	1,002,500
		3,415,562
	Heavy Construction Equipment Rental & Leasing - 0.6%
500,000	United Rentals North America, Inc., 6.500%, 02/15/2012	485,000
	Home Furniture, Furnishings & Equipment Stores - 0.9%
750,000	Gregg Appliances, Inc., 9.000%, 02/01/2013	688,125
	Hotels, Restaurants & Leisure - 9.2%
500,000	Ginn-LA CS Borrower LLC, 12.270%, 06/08/2012, Cost - $500,000; Acquired - 06/06/2006 (a)	485,000
590,000	Host Marriott LP, 7.125%, 11/01/2013	600,325
1,000,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (c)	975,000
500,000	Boyd Gaming Corp., 7.125%, 02/01/2016	486,250
500,000	Las Vegas Sands Corp., 6.375%, 02/15/2015	471,875
750,000	MGM Mirage, 6.625%, 07/15/2015	723,750
500,000	MGM Mirage, 6.875%, 04/01/2016	485,000
500,000	Penn National Gaming, 6.750%, 03/01/2015	489,375
1,000,000	Pinnacle Entertainment, Inc., 8.250%, 03/15/2012 (c)	1,017,500
1,075,000	Vail Resorts, Inc., 6.750%, 02/15/2014 (c)	1,056,188
		6,790,263
	Household Products - 1.3%
1,000,000	Church & Dwight, Inc., 6.000%, 12/15/2012 (c)	962,500
	Industrial & Commercial Machinery - 3.4%
1,685,000	Case Corp., 7.250%, 01/15/2016 (c)	1,708,169
800,000	Terex Corp., 7.375%, 01/15/2014 (c)	808,000
		2,516,169
	IT Services - 1.1%
750,000	Sungard Data Systems, Inc., 9.125%, 08/15/2013	780,000
	Measuring Instruments, Photo Goods, Watches - 1.4%
775,000	DRS Technologies, Inc., 6.875%, 11/01/2013 (c)	769,188
250,000	DRS Technologies, Inc., 7.625%, 02/01/2018	255,000
		1,024,188
	Medical Equipment Rental & Leasing - 2.5%
1,775,000	Universal Hospital Services, Inc., 10.125%, 11/01/2011 (c)	1,872,625
	Multiline Retail - 1.1%
750,000	Neiman Marcus Group, Inc., 10.375%, 10/15/2015	813,750
	Non-depository Credit Institutions - 2.7%
1,000,000	Ford Motor Credit Co., 7.875%, 06/15/2010	974,642
1,000,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	1,025,381
		2,000,023
	Oil & Gas - 4.0%
405,000	Chesapeake Energy Corp., 7.500%, 09/15/2013 (c)	413,100
450,000	Chesapeake Energy Corp., 6.625%, 01/15/2016 (c)	436,500
790,000	El Paso Production Holding Co., 7.750%, 06/01/2013 (c)	811,725
750,000	Range Resources Corp., 7.500%, 05/15/2016	757,500
500,000	Williams Companies, Inc., 7.500%, 01/15/2031	496,250
		2,915,075
	Paper & Forest Products - 5.4%
750,000	Boise Cascade LLC, 7.125%, 10/15/2014 (c)	703,125
1,000,000	Buckeye Technologies, Inc., 8.500%, 10/01/2013 (c)	1,007,500
1,400,000	Georgia-Pacific Corp., 7.375%, 12/01/2025 (c)	1,330,000
450,000	Neenah Paper, Inc., 7.375%, 11/15/2014 (c)	424,125
500,000	Verso Paper Holdings LLC, 9.125%, 08/01/2014, Cost $500,000; Acquired 07/26/2006 (a)	505,625
		3,970,375
	Personal Products - 2.4%
800,000	Elizabeth Arden, Inc., 7.750%, 01/15/2014 (c)	788,000
1,000,000	NBTY, Inc., 7.125%, 10/01/2015 (c)	972,500
		1,760,500
	Printing, Publishing & Allied Industries - 4.4%
500,000	Nielsen Finance LLC/Corp., 10.000%, 08/01/2014, Cost - $500,000; Acquired 08/01/2006 (a)(e)	519,375
1,110,000	RH Donnelley Corp., 6.875%, 01/15/2013 (c)	1,018,425
655,000	Sun Media Corp., 7.625%, 02/15/2013 (e)	664,825
1,055,000	Warner Music Group, 7.375%, 04/15/2014 (c)	1,033,900
		3,236,525
	Real Estate Investment Trusts (REITs) - 2.6%
1,090,000	Senior Housing Properties Trust, 8.625%, 01/15/2012 (c)	1,175,838
750,000	Tower 2006-1 F, 7.036%, 02/15/2036, Cost - $750,000; Acquired - 02/13/2006 (a)	766,264
		1,942,102
	Refuse Systems - 1.2%
880,000	Allied Waste North America, 5.750%, 02/15/2011	848,100
	Special Purpose Entity - 3.4%
500,000	C&M Finance Co. Ltd., 8.100%, 02/01/2016, Cost - $500,000; Acquired - 01/23/2006 (a)(e)	490,945
1,000,000	Dow Jones CDX NA HY 6 Trust 1, 8.625%, 06/29/2011, Cost - $996,875; Acquired - 08/17/2006 & 08/21/2006 (a)	1,013,750
1,000,000	Trains HY - 1 - 2006, 7.548%, 05/01/2016, Cost - $961,513; Acquired - 06/07/2006 (a)	1,002,136
		2,506,831
	Television Broadcasting Stations - 3.0%
1,000,000	LIN Television Corp., 6.500%, 05/15/2013 (c)	937,500
1,235,000	Sinclair Broadcast Group, Inc., 8.000%, 03/15/2012 (c)	1,258,156
		2,195,656
	Textiles, Apparel & Luxury Goods - 2.1%
1,500,000	Brown Shoe, Inc., 8.750%, 05/01/2012 (c)	1,575,000
	Tobacco - 1.4%
1,000,000	Alliance One International, Inc., 11.000%, 05/15/2012 (c)	1,025,000
	Transportation - 4.2%
750,000	Hertz Corp., 8.875%, 01/01/2014, Cost - $757,500; Acquired - 12/15/2005 & 01/12/2006 (a)	789,375
1,665,000	TFM SA de CV, 9.375%, 05/01/2012 (c)(e)	1,773,225
500,000	U.S. Shipping Partners LP, 13.000%, 08/15/2014, Cost $500,000; Acquired 08/01/2006 (a)	502,500
		3,065,100
	Transportation Equipment - 3.9%
835,000	Tenneco Automotive, Inc., 8.625%, 11/15/2014	828,738
1,280,000	TRW Automotive Acquisition, 9.375%, 02/15/2013	1,369,600
645,000	United Components, Inc., 9.375%, 06/15/2013	641,775
		2,840,113
	Wholesale Trade - 2.8%
1,000,000	Vedanta Resources PLC, 6.625%, 02/22/2010, Cost - $997,390; Acquired - 12/10/2004 (a)(c)(e)	974,619
1,055,000	Fastentech, Inc., 11.500%, 05/01/2011 (c)	1,102,475
		2,077,094
	Total corporate bonds (cost $97,107,737)	96,756,299

	FOREIGN GOVERNMENT BONDS - 3.2%
1,345,000	Federated Republic of Brazil, 10.500%, 07/14/2014 (c)(e)	1,693,355
620,000	Federated Republic of Turkey, 7.375%, 02/05/2025 (e)	615,350
	Total foreign government bonds (cost $2,061,840)	2,308,705

	SHORT-TERM INVESTMENTS - 0.0%
10,795	AIM Liquid Assets, 4.800% (b)	10,795
	Total short-term investments (cost $10,795)	10,795

	Total investments (cost $99,180,372) - 134.7%	99,075,799
	Liabilities in excess of other assets - (34.7%)	(25,517,321)
	Total Net Assets - 100.0%	$73,558,478

(a)	Restricted under Rule 144A of the Securitites Act of 1933.
(b)	Variable Rate - The rate reported is the rate in effect as of September 30, 2006.
(c)	All or a portion of these securities were included in a pledge account (Note 7)
(d)	Security has a stepped rate. The rate is listed as of September 30, 2006.
(e)	Foreign security or a U.S. security of a foreign company.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:
Cost of investments	$101,506,317

Gross unrealized appreciation	1,616,104
Gross unrealized depreciation	(4,046,622)
Net unrealized depreciation	$(2,430,518)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Strategic Income Fund

By (Signature and Title) /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date November 29, 2006

By (Signature and Title)* /s/ Daniel Murphy
Daniel Murphy, Treasurer

Date November 29, 2006